Total Capital and Net Income (Loss) Per Common Unit - Additional Information - Series D Preferred Units and Detachable Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	Jun. 29, 2016	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Limited Partners' Capital Account [Line Items]
Warrants outstanding		6,750,000	6,750,000		0
Proceeds from issuance or sale of equity	$ 100,000
Proceeds from issuance or sale of equity, net of offering costs	97,200
Stock issuance costs	$ 2,800		$ 5,911	$ 4,469
Accretion Expense		$ 800	$ 826
The Warrants [Member]
Limited Partners' Capital Account [Line Items]
Warrants, term	7 years
Period after which warrants are exercisable	6 months
The $4.55 Warrants [Member]
Limited Partners' Capital Account [Line Items]
Warrants outstanding	4,500,000
Exercise price of warrants (usd per share)	$ 4.55
Proceeds from issuance or sale of equity, net of offering costs	$ 9,500
The $6.05 Warrants [Member]
Limited Partners' Capital Account [Line Items]
Warrants outstanding	2,250,000
Exercise price of warrants (usd per share)	$ 6.05
Exercise premium (percent)	33.00%
Proceeds from issuance or sale of equity, net of offering costs	$ 4,300
Series D Preferred Stock [Member]
Limited Partners' Capital Account [Line Items]
Proceeds from equity offerings, net of offering costs (note 12), units	4,000,000
Preferred units dividend rate			10.50%
Proceeds from issuance or sale of equity, net of offering costs	$ 83,500
Dividend payment terms, discount on 10 days trading volume weighted average price, percent	4.00%
Liquidation preference per share (usd per share)	$ 25
Premium to liquidation value in redemption period one, percent	10.00%
Premium to liquidation value in redemption period two, percent	5.00%
Redemption price per share	$ 4.00
Change of control premium to liquidation preference in year one, percent	25.00%
Annual decrease to change of control premium to liquidation preference, percent	5.00%
Change of control premium to liquidation preference in year five and thereafter, percent	5.00%
Preferred stock redemption discount	$ 16,500
Redemption period	5 years
Series D Preferred Stock [Member] | Minimum [Member]
Limited Partners' Capital Account [Line Items]
Percent of common units purchased to trigger a change of control event	90.00%